UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22269
Investment Company Act File Number
Eaton Vance National Municipal Opportunities Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance National Municipal Opportunities Trust	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$1,500	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,499,985
2,000	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,865,320

		$3,365,305

Education — 9.9%
$10,440	Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,443,550
12,000	New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)	12,340,440
1,500	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,559,760
3,000	New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,025,110
2,650	University of Virginia, 5.00%, 6/1/40(2)	2,701,675

		$30,070,535

Electric Utilities — 10.3%
$3,650	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34(3)	$3,877,358
2,815	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,990,346
2,310	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,395,355
6,000	Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,238,260
2,500	Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,194,250
13,500	Salt River Project Agricultural Improvement & Power District, AZ, 5.00%, 1/1/38(1)	13,490,010

		$31,185,579

General Obligations — 1.9%
$5,750	California, 6.00%, 4/1/38	$5,878,743

		$5,878,743

Health Care-Miscellaneous — 3.1%
$9,000	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$9,267,120

		$9,267,120

Hospital — 20.8%
$980	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$1,010,233
1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,026,080
12,300	Harris County, TX, Cultural Education Facilities Finance Corp., (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,349,692
3,000	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,289,860
3,500	Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	3,667,125
1,665	Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,589,676
5,915	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	6,225,064
3,400	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,479,458
3,725	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,496,769
7,395	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	6,510,484
1,675	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,599,575
1,000	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	979,110
1,365	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,355,527
3,750	St. Paul, MN, Housing and Redevelopment Authority, (Health East Project), 6.00%, 11/15/35	3,334,800
1,225	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(4)	1,085,558
3,150	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	2,696,054
1,520	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	1,404,267

Principal
Amount
(000’s omitted)	Security	Value
$4,500	Tyler, TX, Health Facilities Development Corp., (East Texas Medical Center), 5.375%, 11/1/37	$3,727,665
5,000	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	4,425,400

		$63,252,397

Housing — 4.0%
$11,205	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$10,507,601
1,750	Nebraska Investment Finance Authority, (GNMA), (FHLMC), (FNMA), 5.90%, 9/1/36(5)	1,765,225

		$12,272,826

Industrial Development Revenue — 22.4%
$5,000	Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$4,707,650
5,000	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 5.75%, 12/1/29	3,994,550
3,000	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,845,440
5,000	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	4,964,850
3,000	Campbell County, WY, Solid Waste Facilities, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,129,330
3,420	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,985,805
240	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	232,939
145	Goochland County, VA, Industrial Development Authority, (Nekoosa Packaging Corp.), (AMT), 5.65%, 12/1/25	129,913
2,750	Gulf Coast, TX, Waste Disposal Authority, (International Paper Co.), (AMT), 6.10%, 8/1/24	2,753,932
1,000	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 6.65%, 4/1/32	1,002,770
3,500	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,465,770
1,515	Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	1,516,212
9,000	Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	9,401,130
1,800	Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,873,008
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	2,808,390
4,980	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,845,092
2,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	2,090,240
3,000	Owen County, KY, (American Water Project), 6.25%, 6/1/39	3,070,680
380	Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	381,619
205	Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	207,116
850	Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	833,943
6,240	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	5,698,930
2,600	Virgin Islands, (HOVENSA, LLC), (AMT), 6.50%, 7/1/21	2,608,814
340	Virgin Islands Public Finance Authority, (HOVENSA Refinery), (AMT), 6.125%, 7/1/22	336,824
1,400	West Virginia Economic Development Authority, (Appalachian Power Co.), 5.375%, 12/1/38	1,303,540

		$68,188,487

Insured-Industrial Development Revenue — 0.5%
$1,700	New Jersey Economic Development Authority, (New Jersey-American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.375%, 5/1/32	$1,598,221

		$1,598,221

Insured-Lease Revenue/Certificates of Participation — 1.1%
$4,205	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$3,452,221

		$3,452,221

Insured-Special Tax Revenue — 4.3%
$205	Hesperia, CA, Community Redevelopment Agency, (XLCA), 5.00%, 9/1/25	$176,275
295	Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	218,778
4,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	2,300,920

Principal
Amount
(000’s omitted)	Security	Value
$6,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,492,840
131,535	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	6,856,920

		$13,045,733

Insured-Transportation — 6.8%
$2,885	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$2,738,125
4,000	Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	906,640
500	Foothill/Eastern, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	95,030
4,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	917,520
15,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	3,204,750
10,000	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	1,728,400
7,850	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,954,797
4,480	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	806,893
1,745	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	290,909
4,775	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/37	679,435
1,675	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	1,467,551

		$20,790,050

Lease Revenue/Certificates of Participation — 0.7%
$2,000	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,229,920

		$2,229,920

Other Revenue — 4.9%
$510	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$509,985
575	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	580,986
315	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	319,980
65,000	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	1,420,250
12,950	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	300,828
4,430	Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	2,495,286
6,190	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	4,180,169
1,560	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	1,071,096
31,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	897,666
2,000	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,703,800
1,500	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	1,421,625

		$14,901,671

Senior Living/Life Care — 2.4%
$2,000	Bexar County, TX, Health Facilities Development Corp., (Army Retirement Residence Foundation Project), 6.20%, 7/1/45	$1,944,620
465	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	457,472
925	Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	896,103
470	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	469,215
350	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	334,106
1,000	Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	885,790
2,500	Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,219,900

		$7,207,206

Special Tax Revenue — 3.3%
$1,625	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,590,680
3,020	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	2,947,037
3,140	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	2,899,570
965	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	864,958
1,615	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,667,811

		$9,970,056

Principal
Amount
(000’s omitted)	Security	Value
Student Loan — 2.0%
$5,740	Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$5,906,747

		$5,906,747

Transportation — 9.2%
$1,365	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,316,706
350	Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	356,797
2,500	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,256,625
48,500	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	7,581,520
5,000	North Texas Tollway Authority, 5.75%, 1/1/38	4,731,900
1,125	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	1,055,542
1,335	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	1,239,961
5,000	St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,104,050
2,625	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,679,679
1,520	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,532,662

		$27,855,442

Water and Sewer — 5.9%
$3,000	Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,195,450
550	Marco Island, FL, Utility System, 5.00%, 10/1/34	514,426
2,425	Marco Island, FL, Utility System, 5.00%, 10/1/40	2,281,973
11,700	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,927,682

		$17,919,531

Total Tax-Exempt Investments — 114.6% (identified cost $337,449,029)		$348,357,790

Other Assets, Less Liabilities — (14.6)%		$(44,298,989)

Net Assets — 100.0%		$304,058,801

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

GNMA	-	Government National Mortgage Association

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2010, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

		Texas	14.9%
		California	11.2%
		Others, representing less than 10% individually	73.9%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 11.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 5.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		Variable rate security. The stated interest rate represents the rate in effect at December 31, 2010.

(5)		When-issued security.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	100 U.S. 30-Year Treasury Bond	Short	$(12,654,338)	$(12,212,500)	$441,838

At December 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $441,838.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$289,527,146

Gross unrealized appreciation	$17,813,083
Gross unrealized depreciation	(6,412,439)

Net unrealized appreciation	$11,400,644

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$348,357,790	$—	$348,357,790

Total Investments	$—	$348,357,790	$—	$348,357,790

Futures Contracts	$441,838	$—	$—	$441,838

Total	$441,838	$348,357,790	$—	$348,799,628

The Trust held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011